               SUPPLEMENT NO. 1 dated November 16, 2004
          TO   PROSPECTUS dated November 1, 2004

          FOR  STATE STREET RESEARCH MID-CAP VALUE FUND
               A SERIES OF STATE STREET RESEARCH EQUITY TRUST

               VOLATILITY AND PERFORMANCE

               The table titled "Average Annual Total Return" under the caption "Volatility and Performance" at page 4 of the prospectus is revised in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURN (AT MAXIMUM APPLICABLE SALES CHARGE)                               AS OF DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------------------------
                                                                                             1 YEAR   5 YEARS    10 YEARS
          CLASS A (%)         Return Before Taxes                                             26.84     7.91      11.67
                              Return After Taxes on Distributions                             26.58     5.84       8.92
                              Return After Taxes on Distributions and Sale of Fund Shares     17.44     5.58       8.52
          CLASS B(1) (%)(a)   Return Before Taxes                                             28.73     8.11      11.54
          CLASS B (%)         Return Before Taxes                                             31.11     8.60      11.79
          CLASS C (%)         Return Before Taxes                                             32.80     8.45      11.56
          CLASS R (%)(b)      Return Before Taxes                                                --       --         --
          CLASS S (%)         Return Before Taxes                                             35.19     9.54      12.69
          S&P 500 INDEX (%)
                              Return Before Taxes                                             28.67    (0.57)     11.06
          RUSSELL MIDCAP(R) VALUE INDEX (%)
                              Return Before Taxes                                             38.07     8.73      13.04
          LIPPER MID-CAP VALUE FUNDS INDEX (%)
                              Return Before Taxes                                             39.08     9.42      10.71

(a) PERFORMANCE FOR CLASS B(1) REFLECTS CLASS B PERFORMANCE THROUGH DECEMBER 31, 1998. CLASS B(1) WAS INTRODUCED ON JANUARY 1, 1999.
(b) RETURNS NOT SHOWN FOR CLASS R SHARES BECAUSE THE CLASS DID NOT COMMENCE OPERATIONS UNTIL APRIL 3, 2003.

[STATE STREET RESEARCH LOGO]

                                                                    MV-9119-1104
                                                  Control Number:(exp1105)SSR-LD

               SUPPLEMENT NO. 1 dated November 16, 2004
          TO   PROSPECTUS dated November 1, 2004

          FOR  STATE STREET RESEARCH GLOBAL RESOURCES FUND
               A SERIES OF STATE STREET RESEARCH EQUITY TRUST

               AVAILABILITY OF SHARES

               Shares of the fund are available on a limited basis to new and existing shareholders through certain brokers and other financial professionals. Fund shares are also available through the reinvestment of dividends and distributions by shareholders.

               The fund reserves the right to accept new investments or suspend the sale of shares from time to time without further notice or supplement to the prospectus. The offering of shares will be determined on the basis of the fund's ability to effectively manage the addition of new investments in accordance with the fund's investment strategy. Management of the fund can be affected by the limited availability of small capitalization stocks and changes in related market conditions, among other factors.

               For further information, please contact your broker or other financial professional or call the State Street Research Service Center at 1-87-SSR-FUNDS (1-877-773-8637).

                                                                    GR-9120-1104
[STATE STREET RESEARCH LOGO]                     Control Number: (exp1105)SSR-LD

               VOLATILITY AND PERFORMANCE

               The bar chart titled "Year-by-Year Total Return" under the caption "Volatility and Performance" at page 6 of the prospectus is revised in its entirety as follows:

[CHART]

                                                                        YEARS ENDED DECEMBER 31
                                      -----------------------------------------------------------------------------------------
YEAR-BY-YEAR TOTAL RETURN (CLASS A)     1994     1995     1996    1997     1998       1999     2000     2001      2002     2003
-------------------------------------------------------------------------------------------------------------------------------
                                      (4.45%)   22.63%   70.25%   5.56%   (48.49%)   15.49%   84.14%   (2.81%)    4.90%   60.24%

BEST QUARTER: second quarter 2000, up 27.20%
WORST QUARTER: third quarter 1998, down 27.09%
RETURN FROM 1/1/04 TO 9/30/04 (NOT ANNUALIZED): up 31.76%

               The table titled "Average Annual Total Return" under the caption "Volatility and Performance" at page 6 of the prospectus is revised in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURN (AT MAXIMUM APPLICABLE SALES CHARGE)                                AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------------------------------------------------
                                                                                             1 YEAR    5 YEARS    10 YEARS
          CLASS A (%)       Return Before Taxes                                               51.03     26.76       13.51
                            Return After Taxes on Distributions                               50.10     26.60       12.76
                            Return After Taxes on Distributions and Sale of Fund Shares       33.15     23.90       11.67
          CLASS B(1) (%)(a) Return Before Taxes                                               54.21     27.22       13.38
          CLASS B (%)       Return Before Taxes                                               54.19     27.29       13.41
          CLASS C (%)       Return Before Taxes                                               58.24     27.42       13.39
          CLASS R (%) (b)   Return Before Taxes                                                  --        --          --
          CLASS S (%)       Return Before Taxes                                               60.73     28.78       14.59
          S&P 500 INDEX (%)
                            Return Before Taxes                                               28.67     (0.57)      11.06
          LIPPER NATURAL RESOURCES FUNDS INDEX (%)
                            Return Before Taxes                                               26.24     12.05        9.23

(a) PERFORMANCE FOR CLASS B(1) REFLECTS CLASS B PERFORMANCE THROUGH DECEMBER 31, 1998. CLASS B(1) WAS INTRODUCED ON JANUARY 1, 1999.
(b) RETURNS NOT SHOWN FOR CLASS R SHARES BECAUSE THE CLASS DID NOT COMMENCE OPERATIONS UNTIL APRIL 3, 2003.